Expense Example, No Redemption - Retail Class - Transamerica Asset Allocation - Moderate Portfolio	A 1 year	A 3 years	A 5 years	A 10 years	C 1 year	C 3 years	C 5 years	C 10 years	I 1 year	I 3 years	I 5 years	I 10 years	R 1 year	R 3 years	R 5 years	R 10 years
USD ($)	663	901	1,158	1,892	198	612	1,052	2,275	87	291	511	1,146	144	446	771	1,691